Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock - Class A Common Stock [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Numerator: Income allocable to redeemable Class A common stock
Income from investments held in Trust Account	$ 6,782	$ 7,113
Less: Company’s portion available to be withdrawn to pay taxes	(6,782)	(7,113)
Net income attributable to redeemable Class A common stock
Denominator: Weighted average redeemable Class A common stock
Basic and diluted weighted average shares outstanding (in Shares)	20,125,000	20,125,000
Basic and diluted net income per share (in Dollars per share)	$ 0	$ 0
Numerator: Net income (loss) minus net income allocable to redeemable Class A common stock
Net income (loss)	$ (2,165,912)	$ (2,334,105)
Net income allocable to redeemable Class A common stock
Class B Common Stock [Member]
Denominator: Weighted average redeemable Class A common stock
Basic and diluted weighted average shares outstanding (in Shares)	5,633,750	5,299,938
Basic and diluted net income per share (in Dollars per share)	$ (0.38)	$ (0.44)
Numerator: Net income (loss) minus net income allocable to redeemable Class A common stock
Net income (loss) attributable to non-redeemable Class A and Class B common stock	$ (2,165,912)	$ (2,334,105)